DEBT (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 12, 2003 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2010 Senior Notes	Dec. 31, 2012 Revolving line of credit
Debt
Outstanding long-term senior notes	$ 100,000,000	$ 100,000,000				$ 100,000,000
Issue of senior notes by public debt offering					100,000,000
Stated interest rate, payable semi-annually (as a percent)					5.95%
Proceeds from issuance of debt, net of discount and commission						98,900,000
Estimated fair value of senior notes						104,400,000
Borrowing capacity under revolving line of credit facility									25,000,000
Maximum borrowing capacity conditional expansion									50,000,000
Term of facility									3 years
Average interest rate on debt (as a percent)						6.02%	6.02%	6.02%
Interest paid on outstanding debt	$ 6,050,000	$ 6,050,000	$ 6,050,000	$ 6,000,000		$ 6,000,000	$ 6,000,000	$ 6,000,000